Offerings	Feb. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	14,357,471
Proposed Maximum Offering Price per Unit	0.83
Maximum Aggregate Offering Price	$ 11,916,700.93
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,645.70
Offering Note	Consist 10,418,103 shares of Class A Common Stock issuable upon the conversion of (a) certain unsecured convertible promissory notes issued in a private placement (the “March Financing”) to certain institutional investors pursuant to a Securities Purchase Agreement, dated as of March 21, 2025 (the “March SPA”); (b) certain unsecured convertible promissory notes issued upon exercise of certain incremental warrants issued in a private placement to certain institutional investors pursuant to a Securities Purchase Agreement, dated as of December 21, 2024; (c) certain unsecured convertible promissory notes issued upon exercise of certain incremental warrants issued in a private placement to certain institutional investors pursuant to a Securities Purchase Agreement, dated as of September 5, 2024; (d) certain unsecured convertible promissory notes issued upon exercise of certain incremental warrants issued in the March Financing pursuant to the March SPA; (e) certain unsecured convertible promissory notes issued in a private placement to certain institutional investors pursuant to a Securities Purchase Agreement, dated as of July 14, 2025; (f) certain unsecured convertible promissory notes issued on June 9, 2025 and August 22, 2025 (collectively, the “Unsecured Notes”) issued to an accredited investor in connection with that certain securities purchase agreement by and between the Company and certain institutional investors, dated May 8, 2023, as amended from time to time.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(i) under the Securities Act. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the conversion price of the Unsecured Notes.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share, issuable upon the conversion of certain unsecured convertible notes
Amount Registered | shares	10,418,103
Proposed Maximum Offering Price per Unit	1.75
Maximum Aggregate Offering Price	$ 18,231,680.25
Amount of Registration Fee	$ 2,517.80
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act. The price per share and aggregate offering price are based on the average of the high and low prices of the Registrant’s Class A Common Stock on February 5, 2026, as reported on the Nasdaq.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	153,020
Proposed Maximum Offering Price per Unit	1.46
Maximum Aggregate Offering Price	$ 223,409.20
Amount of Registration Fee	$ 30.85
Offering Note	The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the per share price of $1.46, which is the closing price of the Class A Common Stock on October 20, 2025, the day immediately prior to the issuance date of such 153,020 shares.